UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 10, 2012
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: 1,819,542

List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109       28966  398316   SH         Sole               83952          314364
American Assets Trust            COM         024013104       14214  586153   SH         Sole              122078          464075
American Campus Communities      COM         024835100       17827  396320   SH         Sole               86105          310215
American Tower Corp.             COM         03027X100       45660  653134   SH         Sole              301897          351237
Apartment Investment & Managem   COM         03748R101       36514 1350867   SH         Sole              534418          816449
AvalonBay Communities, Inc.      COM         053484101       95352  673960   SH         Sole              277782          396178
BRE Properties, Inc.             COM         05564E106       23743  474680   SH         Sole               98971          375709
Boston Properties, Inc.          COM         101121101       87654  808841   SH         Sole              284746          524095
CBL & Associates Properties, I   COM         124830100       17921  917124   SH         Sole              204503          712621
Camden Property Trust            COM         133131102       14184  209600   SH         Sole              159500           50100
Coresite Realty Corp.            COM         21870Q105       17609  681972   SH         Sole              248803          433169
DiamondRock Hospitality          COM         252784301       25044 2455363   SH         Sole             1075420         1379943
Dupont Fabros Technology         COM         26613Q106       16534  578939   SH         Sole              119594          459345
Equity Lifestyle Properties      COM         29472R108       63822  925351   SH         Sole              398444          526907
Equity Residential               COM         29476L107      124986 2004253   SH         Sole              794733         1209520
Essex Property Trust, Inc.       COM         297178105       35186  228595   SH         Sole              106935          121660
Extra Space Storage, Inc         COM         30225T102       44534 1455349   SH         Sole              634416          820933
General Growth Properties        COM         370023103        3097  171200   SH         Sole               12400          158800
HCP Inc.                         COM         40414L109       56455 1278719   SH         Sole              264951         1013768
Health Care REIT Com             COM         42217K106       79501 1363658   SH         Sole              519811          843847
Hersha Hospitality Trust         COM         427825104       13162 2492824   SH         Sole              536902         1955922
Kilroy Realty                    COM         49427F108       33559  693230   SH         Sole              293745          399485
LaSalle Hotel Properties         COM         517942108       17267  592550   SH         Sole              127363          465187
Marriott International-CL A      COM         571903202       53964 1376623   SH         Sole              566544          810079
Post Properties, Inc.            COM         737464107       34257  699830   SH         Sole              152279          547551
ProLogis Inc.                    COM         74340W103       80266 2415452   SH         Sole              955346         1460106
Public Storage                   COM         74460D109      109255  756564   SH         Sole              293688          462876
Regency Centers Corp.            COM         758849103       36437  765960   SH         Sole              292294          473666
Retail Opportunity Investments   COM         76131N101        3414  283060   SH         Sole              218460           64600
Retail Properties of America,    COM         76131V202       20906 2150757   SH         Sole              418753         1732004
SL Green Realty Corp.            COM         78440X101       51673  643989   SH         Sole              273926          370063
Saul Centers, Inc.               COM         804395101       11820  275726   SH         Sole               53194          222532
Simon Property Group, Inc.       COM         828806109      231581 1487732   SH         Sole              563532          924200
Starwood Hotels & Resorts Worl   COM         85590A401       18909  356502   SH         Sole              159251          197251
Taubman Centers, Inc.            COM         876664103       47470  615222   SH         Sole              269042          346180
The Macerich Company             COM         554382101       37282  631366   SH         Sole              134915          496451
Ventas, Inc.                     COM         92276F100       99467 1575835   SH         Sole              636422          939413
Vornado Realty Trust             COM         929042109       70049  834119   SH         Sole              319832          514287
REPORT SUMMARY                             38DATA RECORDS  1819542           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED